UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New York Tax Exempt Bond Fund, Inc.
Statement of Investments
August 31, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--99.1%	Amount ($)		Value ($)

New York--97.1%

Albany Industrial Development Agency, LR
(New York Assembly Building Project) 7.75%, 1/1/2010	685,000		759,898

Battery Park City Authority, Revenue:
5.25%, 11/1/2018	10,000,000		11,180,500
5.25%, 11/1/2019	12,000,000		13,398,600

Erie County Industrial Development Agency, Life Care Community
Revenue (Episcopal Church Home) 6%, 2/1/2028	1,500,000		1,562,325

Erie County Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed 5%, 6/1/2038	10,000,000		9,957,700

Huntington Housing Authority, Senior Housing Facility
Revenue (Gurwin Jewish Senior Residences)
6%, 5/1/2039	5,750,000		5,780,360

Islip Union Free School District Number 2:
5%, 7/1/2017 (Insured; FGIC)	2,160,000		2,384,921
5%, 7/1/2018 (Insured; FGIC)	2,215,000		2,436,057

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2011 (Insured; AMBAC)	8,250,000		9,232,410
5.25%, 12/1/2014 (Insured; FSA)	16,000,000		18,084,640
5.375%, 5/1/2033	8,000,000		8,486,560

Metropolitan Transportation Authority, Revenue:
Commuter Facilities 6%, 7/1/2008
(Insured; FGIC)	9,000,000	a	9,751,950
Dedicated Tax Fund:
5.25%, 11/15/2025 (Insured; FSA)	11,000,000		12,032,790
5%, 11/15/2028	1,400,000		1,480,080
Service Contract 5.50%, 7/1/2024 (Insured; MBIA)	10,000,000		11,167,000

Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Asset
Backed 6.625%, 6/1/2042	500,000		539,310

Municipal Assistance Corporation for City of New York,
Revenue 6.25%, 7/1/2007	14,455,000	a	15,610,099

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	12,750,000		13,398,720

New York
5.50%, 7/15/2006	10,165,000	a	10,504,003

New York City:
5.75%, 2/1/2006 (Insured; AMBAC)	5,575,000	a	5,728,034
5.875%, 8/1/2006 (Insured; MBIA)	9,525,000	a	9,931,908
5.75%, 2/1/2007 (Insured; AMBAC)	6,590,000		6,765,426
7.25%, 8/15/2007	210,000	a	227,575
7.25%, 8/15/2007	1,290,000		1,391,897
5%, 8/1/2011	5,000,000		5,403,650
5.80%, 8/1/2011	190,000		190,426
5.25%, 8/1/2015	8,000,000		8,806,240
5.75%, 8/1/2016 (Insured; AMBAC)	5,000,000		5,687,300
5.25%, 5/15/2018 (Insured; MBIA)	15,000,000		16,639,500
5%, 6/1/2022	12,215,000		13,044,887
5%, 12/1/2022	11,520,000		12,269,722
5.50%, 6/1/2023	1,000,000		1,099,400
5.875%, 8/1/2024 (Insured; MBIA)	4,175,000		4,348,805
5.25%, 8/15/2025	7,475,000		8,129,511
5.25%, 8/15/2026	8,750,000		9,489,550
5%, 4/1/2030	20,000,000		21,126,400

New York City Housing Development Corp., Revenue
(New York City Housing Authority Program)
5%, 7/1/2025 (Insured; FGIC)	8,000,000		8,634,560

New York City Industrial Development Agency,
Civic Facility Revenue
(United Jewish Appeals Federation Project) 5%, 7/1/2027	1,000,000		1,067,220
IDR:
(Brooklyn Navy Yard Cogen Partners):
6.20%, 10/1/2022	10,000,000		10,446,000
5.65%, 10/1/2028	12,500,000		12,564,500
5.75%, 10/1/2036	1,000,000		1,001,910
(Terminal One Group Association Project) 6%, 1/1/2019	1,100,000		1,115,763

New York City Municipal Water Finance Authority, Water
and Sewer Systems Revenue:
5.625%, 6/15/2006 (Insured; MBIA)	4,745,000	a	4,897,789
5.75%, 6/15/2007 (Insured; MBIA)	13,000,000	a	13,785,070
5.625%, 6/15/2019 (Insured; MBIA)	9,340,000		9,637,292
5%, 6/15/2028 (Insured; AMBAC)	5,000,000		5,354,400
5.50%, 6/15/2033	12,890,000		14,090,188
5%, 6/15/2037	8,200,000		8,698,560

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
5.75%, 8/15/2009	5,000,000	a	5,551,650
6%, 8/15/2009 (Insured; FGIC)	5,000,000	a	5,597,950
6%, 8/15/2009	1,000,000	a	1,119,590
5%, 11/1/2012	25,120,000		27,664,656

Zero Coupon, 11/1/2029	9,000,000		7,231,860
5%, 2/1/2033 (Insured; FGIC)	14,350,000		15,203,394

New York Counties Tobacco Trust, Tobacco Settlement Pass
Through 6.50%, 6/1/2035	1,000,000		1,073,390

New York State Dormitory Authority, Revenues:
8.413%, 5/15/2011	9,950,000	b,c	12,448,644
(City University Systems):
5.50%, 7/1/2006 (Insured; AMBAC)	16,315,000	a	17,002,514
5.50%, 7/1/2009 (Insured; FSA)	10,000,000	a	10,989,600
5.50%, 7/1/2016 (Insured; AMBAC)	6,685,000		6,969,514
5.625%, 7/1/2016 (Insured; FGIC)	9,120,000		10,617,139
Health, Hospital and Nursing Home:
Department of Health:
5%, 7/1/2010	7,465,000		8,004,943
5%, 7/1/2011	8,200,000		8,859,280
(Memorial Sloan Kettering Cancer Center)
5.75%, 7/1/2020 (Insured; MBIA)	3,000,000		3,603,510
(Menorah Campus)
6.10%, 2/1/2037 (Insured; FHA)	8,300,000		8,783,475
Mental Health Services Facilities Improvement:
5%, 2/15/2015 (Insured; FGIC)	9,315,000		10,312,823
5%, 8/15/2019 (Insured; FGIC)	11,130,000		12,131,589
(Miriam Osborne Memorial Home)
6.875%, 7/1/2025 (Insured; ACA)	6,105,000		6,956,770
(Mount Sinai NYU Health Obligated Group):
6.50%, 7/1/2025	1,000,000		1,068,610
5.50%, 7/1/2026	3,000,000		3,063,960
5.50%, 7/1/2026	3,000,000		3,063,960
(North Shore University Hospital at Forest Hills)
5.50%, 11/1/2013 (Insured; MBIA)	2,625,000		2,987,985
(Winthrop University Hospital Association)
5.50%, 7/1/2032	1,000,000		1,058,230
(New York University):
5.75%, 7/1/2027 (Insured; MBIA)	25,625,000		31,748,094
5.50%, 7/1/2040 (Insured; AMBAC)	8,000,000		9,817,120
(Rockefeller University) 5%, 7/1/2032	21,505,000		22,699,603
(School District Financing Program)
5.375%, 10/1/2022 (Insured; MBIA)	35,000,000		38,714,550
State Personal Income Tax:
5%, 3/15/2013	8,150,000	a	9,026,125
5.05%, 3/15/2013	500,000	a	555,400
5.375%, 3/15/2013	7,370,000	a	8,344,830
(State University Educational Facilities):
5.75%, 5/15/2010 (Insured; FSA)	2,000,000	a	2,247,600
5.875%, 5/15/2011	100,000		112,638
7.50%, 5/15/2011	2,105,000		2,415,130
7.50%, 5/15/2011	1,180,000	a	1,380,588
5.50%, 7/1/2011 (Insured; FGIC)	10,000,000	a	11,228,700
5.50%, 5/15/2013 (Insured; MBIA)	100,000		113,711

5.50%, 5/15/2013 (Insured; FGIC)	10,035,000		11,374,672
7.836%, 5/15/2013 (Insured; MBIA)	6,450,000	b,c	8,218,783
5.75%, 5/15/2016 (Insured; FSA)	4,000,000		4,732,800
Third General Resolution
5.25%, 11/15/2012 (Insured; MBIA)	12,660,000		14,156,159

New York State Energy Research and Development
Authority, PCR (Central Hudson Gas)
5.45%, 8/1/2027 (Insured; AMBAC)	9,000,000		9,752,580

New York State Environmental Facilities Corp.:
State Water and Drinking Revolving Funds (New York
City Municipal Water Project) 5.25%, 6/15/2020	13,745,000		15,073,454
SWDR (Occidental Petroleum Corp) 5.70%, 9/1/2028	600,000		600,000

New York State Housing Finance Agency, Revenue:
Health Facilities 6%, 5/1/2008	10,000		10,329
Multi-Family Housing Secured Mortgage
8.663%, 5/1/2008 (Guaranteed; SONYMA)	4,995,000	b,c	5,322,372

New York State Local Government Assistance Corp.
5%, 4/1/2021 (Insured; MBIA)	10,000,000		11,231,500

New York State Medical Care Facilities Finance Agency,
Hospital and Nursing Home Insured Mortgage Revenue
6.125%, 2/15/2007 (Insured; FHA)	1,630,000	a	1,689,886

New York State Mortgage Agency, Homeowner Mortgage,
Revenue:
5.40%, 10/1/2010	160,000		167,290
7.59%, 10/1/2010	1,380,000	b,c	1,505,732
5.55%, 10/1/2012	190,000		198,368
7.89%, 10/1/2012	2,405,000	b,c	2,616,856
5.80%, 10/1/2028	8,605,000		8,822,018
5.85%, 10/1/2028	6,440,000		6,699,983
5.40%, 4/1/2029	9,995,000		10,334,930
5.875%, 4/1/2030	7,000,000		7,336,420

New York State Municipal Bond Bank Agency,
Special School Purpose Revenue 5.50%, 6/1/2012	3,500,000		3,920,315

New York State Power Authority, Revenue and General Purpose:
5%, 11/15/2015 (Insured; MBIA)	2,000,000		2,190,160
5%, 11/15/2019	18,210,000		19,867,656
5%, 11/15/2020	10,500,000		11,349,030
5%, 11/15/2021	11,000,000		11,889,460

New York State Thruway Authority:
General Revenue:
5%, 1/1/2023 (Insured; AMBAC)	13,000,000		14,050,920
5%, 1/1/2026 (Insured; AMBAC)	10,000,000		10,751,800

Second General Highway Bridge and Trust Fund:
5%, 4/1/2019 (Insured; AMBAC)	9,535,000		10,362,447
5%, 4/1/2021 (Insured; AMBAC)	20,000,000	d	21,827,800
Service Contract Revenue
( Local Highway and Bridge):
5.25%, 4/1/2007	1,450,000	a	1,532,476
6%, 4/1/2007	3,800,000	a	4,059,958
6%, 4/1/2007	2,800,000	a	2,991,548
5.25%, 4/1/2010	7,950,000		8,372,860
6%, 4/1/2011	2,200,000		2,342,340
6%, 4/1/2012	2,395,000		2,549,956

New York State Urban Development Corp.:
Correctional Capital Facilities
5.25%, 1/1/2011 (Insured; FSA)	8,660,000	a	9,552,759
Local or Guaranteed Housing
5.50%, 7/1/2016 (Insured; FHA)	10,000,000		10,423,100
State Facilities 5.70%, 4/1/2020 (Insured; MBIA)	20,000,000		23,937,400

Niagara County Industrial Development Agency, SWDR
5.55%, 11/15/2024	2,500,000		2,661,625

Niagara Falls City School District, COP,
High School Facility:
5%, 6/15/2025 (Insured; FSA)	3,365,000		3,611,183
5%, 6/15/2028 (Insured; FSA)	4,155,000		4,424,452

Onondaga County Industrial Development Agency, IDR
(Weyerhaeuser Project) 9%, 10/1/2007	1,200,000		1,331,184

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glen Arden Inc. Project) 5.70%, 1/1/2028	4,600,000		4,134,204

Port Authority of New York and New Jersey:
(Consolidated Bond 93rd Series) 6.125%, 6/1/2094	15,000,000		18,399,000
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000		15,791,087
(Consolidated Bond 132nd Series)
5%, 9/1/2033	11,300,000		11,978,000
(Consolidated Bond 140th Series)
5%, 12/1/2020 (Insured; FSA)	10,000,000		10,983,000
Special Obligation Revenue
(JFK International Air Terminal-6):
6.25%, 12/1/2013 (Insured; MBIA)	6,000,000		6,900,660
6.25%, 12/1/2014 (Insured; MBIA)	10,000,000		11,667,400

Sales Tax Asset Receivable Corp.:
5.25%, 10/15/2018 (Insured; MBIA)	15,000,000		16,828,800
5%, 10/15/2026 (Insured; MBIA)	28,750,000		31,008,025
5%, 10/15/2032 (Insured; AMBAC)	15,000,000		16,014,600

Suffolk County Industrial Development Agency:
IDR (Nissequogue Cogen Partners Facility)
5.30%, 1/1/2013	2,250,000		2,277,945
Solid Waste Disposal Facilities Revenue
(Ogden Martin Systems):
5.75%, 10/1/2006 (Insured; AMBAC)	25,000		25,750
8.66%, 10/1/2006 (Insured; AMBAC)	4,925,000	b,c	5,220,402

Tobacco Settlement Financing Corp. of New York, Asset Backed
Revenue 5.50%, 6/1/2015	10,000,000		10,952,400

Tompkins County Industrial Development Agency, Civic
Facility Revenue (Ithacare Center Project)
6.20%, 2/1/2037 (Insured; FHA)	6,000,000		6,363,480

Triborough Bridge and Tunnel Authority,
General Purpose Revenues:
5.50%, 1/1/2012	18,635,000	a	20,988,228
5.375%, 1/1/2016	7,500,000	a	8,587,650
5.25% 11/15/2019	11,065,000		12,262,233
5.50%, 1/1/2022	10,540,000	a	12,522,996
5.125%, 11/15/2029	15,500,000		16,793,165

Watervliet Housing Authority, Residential Housing
Revenue (Beltrone Living Center Project):
6%, 6/1/2028	1,800,000		1,715,166
6.125%, 6/1/2038	1,000,000		949,930

Westchester Tobacco Asset Securitization Corp.
Tobacco Settlement Asset-Backed
5.125%, 6/1/2045	5,000,000		5,022,450

U.S. Related--2.0%

Commonwealth of Puerto Rico, Public Improvement:
6%, 7/1/2007	5,000,000	a	5,350,850
5.50%, 7/1/2010 (Insured; FSA)	500,000		553,340
7.847%, 7/1/2010 (Insured; FSA)	4,800,000	b,c	5,824,128
6%, 7/1/2015 (Insured; MBIA)	3,000,000		3,612,330
5.25%, 7/1/2021	2,430,000		2,650,255

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 7.359%, 7/1/2038 (Insured; MBIA)	1,000,000	b,c	1,103,830

Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2040	5,000,000		5,504,950

Virgin Islands Public Finance Authority, Revenue
6.375%, 10/1/2019	1,000,000		1,137,910

Total Long-Term Municipal Investments
(cost $1,212,458,758)			1,286,059,256

Short-Term Municipal Investments--1.5%

New York;

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
2.30% (Insured; FGIC)	3,500,000	e	3,500,000
2.33%	3,000,000	e	3,000,000
2.33% (Insured; FGIC)	6,500,000	e	6,500,000

New York City Transitional Finance Authority:
2.33% (LOC; Dexia Credit Local)	4,300,000	e	4,300,000
NYC Recovery
2.35% (SBPA; Bank of New York)	1,500,000	e	1,500,000

Total Short-Term Municipal Investments
(cost $18,800,000)			18,800,000

Total Investments (cost $1,231,258,758)	100.6%		1,304,859,256

Liabilities, Less Cash and Receivables	(.6%)		(7,565,650)

Net Assets	100.0%		1,297,293,606

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $42,260,747 or 3.3% of net assets.
c Inverse floater security--the interest rate is subject to change periodically.
d Purchased on a delayed delivery basis.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)